UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07729

Hansberger International Series

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 98.0% of Net Assets
	Australia — 4.6%
273,281	BHP Billiton Ltd.	$6,039,829
253,542	CSL Ltd.	5,729,163
174,015	Rio Tinto Ltd.	6,911,071

		18,680,063

	Belgium — 1.1%
164,439	Anheuser-Busch InBev NV	4,527,858

	Brazil — 4.6%
422,766	Banco Itau Holding Financeira SA, ADR	4,599,694
417,298	Companhia Vale do Rio Doce, ADR	5,550,063
282,434	Petroleo Brasileiro SA, ADR	8,605,764

		18,755,521

	Canada — 7.6%
503,889	Cameco Corp.	8,651,774
442,485	Manulife Financial Corp.	4,955,832
259,669	Rogers Communications, Inc., Class B	5,983,014
139,563	Shoppers Drug Mart Corp.	4,797,478
303,479	Suncor Energy, Inc.	6,740,269

		31,128,367

	China — 5.7%
12,548,000	Agile Property Holdings Ltd.	7,163,918
5,237,000	China Communications Construction Co. Ltd., Class H	5,746,951
2,546,500	China Merchants Bank Co. Ltd., Class H	4,417,214
799,000	Tencent Holdings Ltd.	5,922,579

		23,250,662

	Denmark — 1.8%
167,439	Vestas Wind Systems A/S(b)	7,355,621

	France — 5.8%
377,339	Axa SA	4,528,988
112,933	Electricite de France	4,429,103
108,511	Groupe Danone	5,280,521
100,333	Iliad SA	9,353,273

		23,591,885

	Germany — 7.1%
155,437	Adidas AG	5,158,835
104,150	Deutsche Boerse AG	6,248,572
214,153	E.ON AG	5,939,336
161,319	SAP AG, Sponsored ADR	5,692,948
69,536	Wacker Chemie AG	5,742,876

		28,782,567

	Hong Kong — 3.4%
1,361,100	Esprit Holdings Ltd.	6,944,812
3,014,000	Li & Fung Ltd.	7,096,800

		14,041,612

	India — 2.4%
80,803	HDFC Bank Ltd., ADR	4,923,327
173,577	Infosys Technologies Ltd.	4,557,860
16,817	Infosys Technologies Ltd., Sponsored ADR	447,836

		9,929,023

	Israel — 1.6%
142,176	Teva Pharmaceutical Industries Ltd., Sponsored ADR	6,405,029

	Italy — 1.6%
368,873	Saipem SpA	6,563,351

	Japan — 11.4%
99,300	FANUC Ltd.	6,791,822
6,205	Jupiter Telecommunications Co. Ltd.	4,145,062
395,000	NGK Insulators Ltd.	6,178,030
15,200	Nintendo Co. Ltd.	4,446,480
89,200	Shin-Etsu Chemical Co. Ltd.	4,382,423
1,581	Sony Financial Holdings, Inc.	4,263,950
146,100	TERUMO Corp.	5,426,992
212,900	Toyota Motor Corp.	6,762,526
99,310	Yamada Denki Co. Ltd.	3,919,258

		46,316,543

	Korea — 1.2%
22,986	Samsung Electronics Co. Ltd., GDR, (Registered), 144A	4,694,891

	Luxembourg — 1.5%
168,945	Millicom International Cellular SA	6,257,723

	Mexico — 1.2%
213,413	Wal-Mart de Mexico SA de CV, Sponsored ADR, Series V	4,983,194

	Netherlands — 1.1%
307,781	Koninklijke (Royal) Philips Electronics NV, (NY Registered Shares)	4,576,703

	Norway — 1.4%
648,113	Renewable Energy Corp. A/S(b)	5,605,197

	Russia — 1.4%
372,328	Gazprom, Sponsored ADR	5,529,071

	Singapore — 1.2%
1,482,000	Keppel Corp. Ltd.	4,896,319

	South Africa — 1.1%
421,711	MTN Group Ltd.	4,679,092

	Spain — 5.5%
588,747	Banco Bilbao Vizcaya Argentaria SA	4,778,715
702,409	Banco Santander Central Hispano SA	4,842,954
359,823	Gamesa Corp., Tecnologica SA	4,615,264
420,304	Telefonica SA	8,381,409

		22,618,342

	Switzerland — 9.1%
350,771	ABB Ltd., (Registered)(b)	4,892,116
219,186	Credit Suisse Group, (Registered)	6,673,769
187,720	Nestle SA, (Registered)	6,341,997
263,834	Nobel Biocare Holding AG, (Registered)	4,503,299
146,337	Novartis AG, (Registered)	5,536,446
65,411	Roche Holding AG	8,977,661

		36,925,288

	United Kingdom — 14.6%
3,622,205	ARM Holdings PLC	5,308,574
571,026	Autonomy Corp. PLC(b)	10,660,821
398,583	BG Group PLC	6,012,402
825,913	British Sky Broadcasting PLC	5,126,194
1,326,468	ICAP PLC	5,776,457

1

INTERNATIONAL GROWTH FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Shares	Description	Value (†)
	United Kingdom — continued
1,281,313	Prudential PLC	$6,211,696
689,566	Smith & Nephew PLC	4,292,156
447,540	Standard Chartered PLC	5,557,242
1,228,641	Tesco PLC	5,870,142
497,298	Vedanta Resources PLC	4,821,256

		59,636,940

	Total Common Stocks (Identified Cost $617,427,942)	399,730,862

Exchange Traded Funds — 0.2%
	United States — 0.2%
27,641	iShares MSCI EAFE Index Fund (Identified Cost $1,025,387)	1,039,025

Principal Amount
Short-Term Investments — 0.5%
$1,952,509	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2009 at 0.000% to be repurchased at $1,952,509 on 4/01/2009, collateralized by $2,050,000 Federal National Mortgage Association, 5.500% due 7/14/2028 valued at $1,995,880 including accrued interest(c) (Identified Cost $1,952,509)	1,952,509

	Total Investments — 98.7% (Identified Cost $620,405,838)(a)	402,722,396
	Other assets less liabilities—1.3%	5,251,192

	Net Assets — 100.0%	$407,973,588

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are “marked-to-market” daily utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the closes of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2009, approximately 76% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

2

INTERNATIONAL GROWTH FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2009, the net unrealized depreciation on investments based on a cost of $620,026,289 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,751,956
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(220,055,849)

Net unrealized depreciation	$(217,303,893)

At December 31, 2008, the Fund had a capital loss carryforward of approximately $45,636,200 which expires on December 31, 2016. At December 31, 2008 post-October capital loss deferrals were $38,216,803. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of this security amounted to $4,694,891 or 1.2% of net assets.
ADR/GDR	An American Depositary Receipt or Global Depository Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with standards established by the Financial Accounting Standards Board, the Fund has categorized the inputs utilized in determining the value of its investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$96,386,144
Level 2 - Other Significant Observable Inputs	306,336,252
Level 3 - Significant Unobservable Inputs	—

Total	$402,722,396

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

Derivatives

Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which became effective on January 1, 2009. FAS 161 require enhanced disclosures about a fund’s derivative and hedging activities. Management has concluded that, since the Fund did not hold any derivative instruments during the three months ended March 31, 2009, no additional disclosures pursuant to FAS 161 are required at this time.

3

INTERNATIONAL GROWTH FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Net Asset Summary at March 31, 2009 (Unaudited)

Oil, Gas & Consumable Fuels	8.7%
Commercial Banks	7.1
Metals & Mining	5.7
Electrical Equipment	5.5
Pharmaceuticals	5.1
Software	5.1
Insurance	4.9
Diversified Telecommunication Services	4.3
Wireless Telecommunication Services	4.1
Food & Staples Retailing	3.8
Health Care Equipment & Supplies	3.5
Machinery	3.2
Capital Markets	3.1
Food Products	2.8
Specialty Retail	2.7
Electric Utilities	2.5
Chemicals	2.5
Semiconductors & Semiconductor Equipment	2.5
Industrial Conglomerates	2.3
Media	2.3
Other Investments, less than 2% each	16.5
Short-Term Investments	0.5

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

Currency Exposure at March 31, 2009 as Percentage of Net Assets (Unaudited)

United States Dollar	21.0%
Euro	19.7
British Pound	14.6
Japanese Yen	11.4
Hong Kong Dollar	9.1
Swiss Franc	9.1
Australian Dollar	4.6
Canadian Dollar	2.6
Other, less then 2% each	6.6

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

4

INTERNATIONAL VALUE FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 96.6% of Net Assets
	Australia — 1.2%
132,002	Westpac Banking Corp.	$1,743,087

	Brazil — 4.1%
155,441	Companhia Energetica de Minas Gerais, Sponsored ADR	2,297,418
187,679	Companhia Vale do Rio Doce, Sponsored ADR (Non-Voting)	2,117,019
70,114	Petroleo Brasileiro SA, Sponsored ADR	1,717,793

		6,132,230

	Canada — 2.1%
68,904	Bank of Nova Scotia	1,698,007
57,280	IGM Financial, Inc.	1,381,571

		3,079,578

	China — 10.4%
2,180,000	China Communications Construction Co. Ltd., Class H	2,392,277
3,734,000	China Construction Bank Corp., Class H	2,119,712
37,558	China Medical Technologies, Inc., Sponsored ADR	517,174
232,000	China Mobile Ltd.	2,025,422
831,000	China Shenhua Energy Co. Ltd., Class H	1,874,958
5,781,024	Denway Motors Ltd.	2,240,137
4,610,000	Industrial and Commerial Bank of China Ltd., Class H	2,384,026
892,800	Weichai Power Co. Ltd., Class H	1,937,524

		15,491,230

	Denmark — 1.1%
35,590	Novo Nordisk A/S, Class B	1,706,393

	Finland — 0.7%
88,824	Nokia Oyj	1,038,833

	France — 14.8%
64,811	ArcelorMittal	1,322,380
147,052	Axa SA	1,764,983
39,670	BNP Paribas	1,636,646
61,768	Carrefour SA	2,409,566
59,725	France Telecom SA	1,361,559
56,632	GDF Suez	1,942,170
57,327	Groupe Danone	2,789,730
27,179	PPR	1,742,452
24,375	Schneider Electric SA	1,621,096
38,809	Suez Environnement SA(b)	570,681
62,301	Total SA	3,080,746
66,499	Vivendi SA	1,758,827

		22,000,836

	Germany — 6.2%
48,306	Adidas AG	1,603,239
43,657	Bayer AG	2,085,777
12,973	Merck KGaA	1,146,247
85,188	SAP AG	2,978,780
25,136	Siemens AG, (Registered)	1,435,003

		9,249,046

	India — 1.5%
82,819	Infosys Technologies Ltd., Sponsored ADR	2,205,470

	Italy — 2.9%
148,947	ENI SpA	2,883,946
77,142	Saipem SpA	1,372,586

		4,256,532

	Japan — 18.6%
550,000	Bank of Yokohama (The) Ltd.	2,358,135
54,400	Canon, Inc.	1,585,859
22,800	East Japan Railway Co.	1,188,660
372	KDDI Corp.	1,751,799
250,800	Mitsubishi UFJ Financial Group, Inc.	1,235,622
10,500	Nintendo Co. Ltd.	3,071,582
235,000	Nomura Holdings, Inc.	1,192,157
426,000	Osaka Gas Co. Ltd.	1,333,524
47,800	Seven & I Holdings Co. Ltd.	1,055,283
49,700	Shin-Etsu Chemical Co. Ltd.	2,441,776
171,000	Shionogi & Co., Ltd.	2,947,485
187,500	Sumitomo Corp.	1,629,277
662,000	Sumitomo Trust & Banking Co. Ltd.	2,563,124
133,000	THK Co., Ltd.	1,803,214
44,200	Toyota Motor Corp.	1,403,963

		27,561,460

	Korea — 2.9%
60,489	KB Financial Group, Inc.(b)	1,463,211
6,872	Samsung Electronics Co. Ltd.	2,839,215

		4,302,426

	Mexico — 1.4%
74,787	America Movil SAB de CV, Series L, ADR	2,025,232

	Norway — 1.1%
255,041	Subsea 7, Inc.(b)	1,630,990

	Russia — 2.5%
105,942	Gazprom, Sponsored ADR	1,573,239
33,069	LUKOIL, Sponsored ADR	1,240,087
148,869	MMC Norilsk Nickel, ADR	893,214

		3,706,540

	Singapore — 1.1%
294,600	DBS Group Holdings Ltd.	1,642,378

	Spain — 1.0%
214,930	Banco Santander Central Hispano SA	1,481,895

	Switzerland — 9.9%
76,487	Credit Suisse Group, (Registered)	2,328,874
16,457	Lonza Group AG, (Registered)	1,625,980
102,012	Nestle SA, (Registered)	3,446,408
52,703	Novartis AG, (Registered)	1,993,941
25,154	Roche Holding AG	3,452,387
8,869	Syngenta AG, (Registered)	1,782,780

		14,630,370

	Taiwan — 1.6%
1,627,188	Taiwan Semiconductor Manufacturing Co. Ltd.	2,450,302

	United Kingdom — 11.5%
181,369	BHP Billiton PLC	3,577,618
193,938	HSBC Holdings PLC	1,070,265
81,807	HSBC Holdings PLC, (Rights)(b)	153,469
351,135	ICAP PLC	1,529,110
554,513	Man Group PLC	1,737,721

1

INTERNATIONAL VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Shares	Description	Value (†)
	United Kingdom — continued
40,251	Reckitt Benckiser Group PLC	$1,510,205
244,436	Smith & Nephew PLC	1,521,475
141,679	Standard Chartered PLC	1,759,272
392,030	Tesco PLC	1,873,022
1,329,489	Vodafone Group PLC	2,317,904

		17,050,061

	Total Common Stocks (Identified Cost $213,681,939)	143,384,889

Preferred Stocks — 1.0%
	Germany — 1.0%
54,100	Henkel AG & Co. KGaA (Identified Cost $1,951,099)	1,470,598

Principal Amount
Bonds and Notes — 0.3%
	China — 0.3%
$921,000	China Medical Technologies, Inc. 4.000% (Identified Cost $476,328)	437,475

Short-Term Investments — 1.0%
1,469,940	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2009 at 0.000% to be repurchased at $1,469,940 on 4/01/2009, collateralized by $1,355,000 Federal Home Loan Mortgage Corp., 4.750% due 1/19/2016 valued at $1,502,356, including accrued interest(c) (Identified Cost $1,469,940)	1,469,940

	Total Investments — 98.9% (Identified Cost $217,579,306)(a)	146,762,902
	Other assets less liabilities—1.1%	1,676,453

	Net Assets — 100.0%	$148,439,355

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are “marked-to-market” daily utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2009, approximately 87% of the market value of investments was fair valued pursuant to procedures agreed by the Board of Trustees.

2

INTERNATIONAL VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and gain realized from passive foreign investment company.):

At March 31, 2009, the net unrealized depreciation on investments based on a cost of $217,579,306 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,957,064
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(72,773,468)

Net unrealized depreciation	$(70,816,404)

At December 31, 2008 post-October capital loss deferrals were $7,692,925. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with standards established by the Financial Accounting Standards Board, the Fund has categorized the inputs utilized in determining the value of its investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$19,289,633
Level 2 - Other Significant Observable Inputs	127,473,269
Level 3 - Significant Unobservable Inputs	—

Total	$146,762,902

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

Derivatives

Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which became effective on January 1, 2009. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Management has concluded that, since the Fund did not hold any derivative instruments during the three months ended March 31, 2009, no additional disclosures pursuant to FAS 161 are required at this time.

3

INTERNATIONAL VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Net Asset Summary at March 31, 2009 (Unaudited)

Commercial Banks	15.6%
Pharmaceuticals	9.0
Oil, Gas & Consumable Fuels	8.3
Capital Markets	5.5
Wireless Telecommunication Services	5.5
Metals & Mining	5.3
Food Products	4.2
Software	4.1
Food & Staples Retailing	3.6
Semiconductors & Semiconductor Equipment	3.6
Chemicals	2.8
Machinery	2.5
Automobiles	2.5
Energy Equipment & Services	2.0
Household Products	2.0
Other Investments, less than 2% each	21.4
Short-Term Investments	1.0

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

Currency Exposure at March 31, 2009 as a Percentage of Net Assets (Unaudited)

Euro	26.6%
Japanese Yen	18.6
United States Dollar	11.3
Hong Kong Dollar	10.9
British Pound	10.7
Swiss Franc	9.8
South Korean Won	2.9
Canadian Dollar	2.1
Other, less than 2% each	6.2

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

4

EMERGING MARKETS FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 94.2% of Net Assets
	Brazil — 16.5%
45,331	Banco Bradesco SA, Sponsored ADR	$448,777
56,162	Banco do Brasil SA	408,429
90,780	BM&F BOVESPA SA	275,109
8,361	Companhia de Bebidas das Americas, ADR	399,238
37,483	Companhia Energetica de Minas Gerais	419,790
111,050	Companhia Vale do Rio Doce, Sponsored ADR (Non-Voting)	1,252,644
34,136	GVT Holding SA(b)	389,516
40,077	Natura Cosmeticos SA	391,311
53,822	Petroleo Brasileiro SA, ADR	1,639,956
11,617	Tele Norte Leste Participacoes SA	190,299
9,842	Totvs SA	172,890
11,134	Vivo Participacoes SA, ADR	145,299

		6,133,258

	Chile — 0.9%
21,107	Enersis SA, Sponsored ADR	318,716

	China — 21.9%
1,007,000	China CITIC Bank, Class H	382,446
396,000	China Communications Construction Co. Ltd., Class H	434,560
1,066,000	China Construction Bank Corp., Class H	605,145
168,600	China Mobile Ltd.	1,471,923
254,000	China National Building Material Co. Ltd., Class H	375,882
276,640	China Overseas Land & Investment Ltd.	434,999
616,000	China Petroleum & Chemical Corp., Class H	394,732
613,600	China Railway Group Ltd., Class H(b)	357,022
227,000	China Shenhua Energy Co. Ltd., Class H	512,173
1,030,400	Denway Motors Ltd.	399,278
514,000	Huaneng Power International, Inc., Class H	344,990
1,202,000	Industrial and Commerial Bank of China Ltd., Class H 144A	621,605
542,000	PetroChina Co. Ltd., Class H	431,005
161,000	Ping An Insurance (Group) Co. of China Ltd., Class H	961,522
179,800	Weichai Power Co. Ltd., Class H	390,196

		8,117,478

	Columbia — 0.6%
268,614	Ecopetrol SA	226,348

	Czech Republic — 0.8%
8,840	CEZ	314,438

	Egypt — 0.5%
7,327	Orascom Construction Industries	174,740

	Hungary — 0.4%
1,228	Richter Gedeon Nyrt	134,129

	India — 6.7%
5,822	Bharat Heavy Electricals Ltd.	173,640
13,822	Bharti Airtel Ltd.(b)	170,032
5,580	HDFC Bank Ltd., ADR	339,989
40,826	Hindustan Unilever Ltd.	189,842
12,487	Housing Development Finance Corp. Ltd.	347,172
18,494	Infosys Technologies Ltd.	485,624
11,282	Larsen & Toubro Ltd.	148,650
44,447	NTPC Ltd.	157,984
15,115	Reliance Industries Ltd.	454,580

		2,467,513

	Israel — 4.2%
17,537	Check Point Software Technologies Ltd.(b)	389,497
25,641	Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,155,127

		1,544,624

	Korea — 9.9%
2,318	Hite Brewery Co. Ltd.	230,606
6,184	Hyundai Motor Co. Ltd.	250,235
14,848	KB Financial Group, Inc.(b)	359,169
1,406	POSCO	374,670
3,949	Samsung Electronics Co. Ltd.	1,631,557
3,074	Samsung Fire & Marine Insurance Co. Ltd.	357,999
36,704	Woongjin Thinkbig Co. Ltd.	486,202

		3,690,438

	Malaysia — 1.8%
164,800	Bumiputra-Commerce Holdings Bhd	309,992
60,700	Digi.Com Berhad	353,031

		663,023

	Mexico — 4.2%
21,065	America Movil SAB de CV, Series L, ADR	570,440
19,929	Cemex SAB de CV, Sponsored ADR(b)	124,556
12,500	Fomento Economico Mexicano, SAB de CV, Sponsored ADR	315,125
14,811	Grupo Televisa SA, Sponsored ADR	202,022
152,387	Wal-Mart de Mexico SAB de CV, Series V	355,767

		1,567,910

	Peru — 1.0%
7,820	Credicorp Ltd.	366,289

	Russia — 6.7%
76,240	Gazprom, Sponsored ADR	1,132,164
14,625	LUKOIL, Sponsored ADR	548,438
8,005	Magnit(b)(c)	183,887
57,364	MMC Norilsk Nickel, ADR	344,184
8,877	Mobile Telesystems, Sponsored ADR	265,600

		2,474,273

	South Africa — 8.3%
31,981	Impala Platinum Holdings Ltd.	535,212
42,473	Massmart Holdings Ltd.	312,261
155,245	Mr. Price Group Ltd.	397,229
46,465	MTN Group Ltd.	515,552
21,601	Naspers Ltd., N Shares	365,501
14,023	Sasol Ltd.	406,495
41,841	Standard Bank Group Ltd.	351,127
13,778	Tiger Brands Ltd.	196,560

		3,079,937

1

EMERGING MARKETS FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Shares	Description	Value (†)
	Taiwan — 9.1%
392,680	Asustek Computer, Inc.	$414,047
1,254,536	Chinatrust Financial Holding Co. Ltd.	460,174
213,000	Formosa Plastics Corp.	321,558
145,060	HON HAI Precision Industry Co. Ltd.	328,242
145,892	President Chain Store Corp.	335,032
250,000	Taiwan Mobile Co. Ltd.	362,901
775,892	Taiwan Semiconductor Manufacturing Co. Ltd.	1,168,378

		3,390,332

	United Kingdom — 0.7%
41,818	Eurasian Natural Resources Corp.	270,603

	Total Common Stocks (Identified Cost $51,278,672)	34,934,049

Preferred Stocks — 1.5%
	Brazil — 1.5%
23,524	Itau Unibanco Banco Multiplo SA	260,110
22,864	Usinas Siderurgicas de Minas Gerias SA, Class A	290,759

	Total Preferred Stocks (Identified Cost $537,845)	550,869

Principal Amount
Short-Term Investments — 3.5%
$1,314,158	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2009 at 0.000% to be repurchased at $1,314,158 on 4/01/2009, collateralized by $1,210,000 Federal Home Loan Mortgage Corp., 4.750% due 1/19/2016 valued at $1,341,588 including accrued interest(d) (Identified Cost $1,314,158)	1,314,158

	Total Investments — 99.2% (Identified Cost $53,130,675)(a)	36,799,076
	Other assets less liabilities—0.8%	308,962

	Net Assets — 100.0%	$37,108,038

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are “marked-to-market” daily utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2009, approximately 60% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

2

EMERGING MARKETS FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2009, the net unrealized depreciation on investments based on a cost of $53,130,675 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,500,756
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(17,832,355)

Net unrealized depreciation	$(16,331,599)

At December 31, 2008 post-October capital loss deferrals were $4,866,472. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	Illiquid security. At March 31, 2009, the value of this security amounted to $183,887 or 0.5% of net assets.
(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of this security amounted to $621,605 or 1.7% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with standards established by the Financial Accounting Standards Board, the Fund has categorized the inputs utilized in determining the value of its investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$14,652,546
Level 2 - Other Significant Observable Inputs	22,146,530
Level 3 - Significant Unobservable Inputs	—

Total	$36,799,076

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

Derivatives

Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which became effective on January 1, 2009. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Management has concluded that, since the Fund did not hold any derivative instruments during the three months ended March 31, 2009, no additional disclosures pursuant to FAS 161 are required at this time.

3

EMERGING MARKETS FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Net Asset Summary at March 31, 2009 (Unaudited)

Oil, Gas & Consumable Fuels	15.5%
Commercial Banks	13.2
Wireless Telecommunication Services	10.4
Metals & Mining	8.3
Semiconductors & Semiconductor Equipment	7.6
Insurance	3.6
Pharmaceuticals	3.5
Food & Staples Retailing	3.2
Construction & Engineering	3.0
Media	2.8
Electric Utilities	2.8
Beverages	2.5
Other Investments, less than 2% each	19.3
Short-Term Investments	3.5

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

Currency Exposure at March 31, 2009 as Percentage of Net Assets (Unaudited)

United States Dollar	30.9%
Hong Kong Dollar	21.9
South Korean Won	10.0
Taiwan Dollar	9.1
South African Rand	8.3
Brazilian Real	7.5
Indian Rupee	5.7
Other, less then 2% each	5.8

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

4

INTERNATIONAL CORE FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 98.0% of Net Assets
	Australia — 2.9%
19,014	BHP Billiton Ltd.	$420,231
17,683	CSL Ltd.	399,574
12,104	Rio Tinto Ltd.	480,715
24,106	Westpac Banking Corp.	318,320

		1,618,840

	Belgium — 0.6%
11,354	Anheuser-Busch InBev NV	312,635

	Brazil — 4.4%
29,247	Banco Itau Holding Financeira SA, ADR	318,207
28,386	Companhia Energetica de Minas Gerais, Sponsored ADR	419,545
28,977	Companhia Vale do Rio Doce, ADR	385,394
34,236	Companhia Vale do Rio Doce, Sponsored ADR (Non-Voting)	386,182
19,571	Petroleo Brasileiro SA, ADR	596,329
12,669	Petroleo Brasileiro SA, Sponsored ADR	310,391

		2,416,048

	Canada — 5.0%
12,583	Bank of Nova Scotia	310,084
34,871	Cameco Corp.	598,735
11,268	IGM Financial, Inc.	271,780
30,537	Manulife Financial Corp.	342,014
18,070	Rogers Communications, Inc., Class B	416,350
9,622	Shoppers Drug Mart Corp.	330,756
21,089	Suncor Energy, Inc.	468,387

		2,738,106

	China — 8.1%
872,000	Agile Property Holdings Ltd.	497,843
762,000	China Communications Construction Co. Ltd., Class H	836,200
680,000	China Construction Bank Corp., Class H	386,021
6,859	China Medical Technologies, Inc., Sponsored ADR	94,448
176,500	China Merchants Bank Co. Ltd., Class H	306,161
42,500	China Mobile Ltd.	371,036
152,000	China Shenhua Energy Co. Ltd., Class H	342,953
1,054,000	Denway Motors Ltd.	408,423
840,000	Industrial and Commerial Bank of China Ltd., Class H	434,400
55,400	Tencent Holdings Ltd.	410,652
163,400	Weichai Power Co. Ltd., Class H	354,605

		4,442,742

	Denmark — 1.5%
6,477	Novo Nordisk A/S, Class B	310,545
11,615	Vestas Wind Systems A/S(b)	510,249

		820,794

	Finland — 0.3%
16,166	Nokia Oyj	189,068

	France — 10.3%
11,875	ArcelorMittal	242,293
53,507	Axa SA	642,214
7,244	BNP Paribas	298,862
11,242	Carrefour SA	438,550
7,814	Electricite de France	306,456
10,977	France Telecom SA	250,244
10,015	GDF Suez	343,460
18,025	Groupe Danone	877,159
6,963	Iliad SA	649,107
4,996	PPR	320,295
4,467	Schneider Electric SA	297,085
7,215	Suez Environnement SA(b)	106,096
11,154	Total SA, Sponsored ADR	547,215
12,144	Vivendi SA	321,196

		5,640,232

	Germany — 6.7%
19,726	Adidas AG	654,691
7,972	Bayer AG	380,874
7,129	Deutsche Boerse AG	427,711
14,871	E.ON AG	412,433
2,384	Merck KGaA	210,641
26,485	SAP AG, Sponsored ADR	934,656
4,590	Siemens AG, (Registered)	262,041
4,800	Wacker Chemie AG	396,425

		3,679,472

	Hong Kong — 1.8%
94,400	Esprit Holdings Ltd.	481,662
210,000	Li & Fung Ltd.	494,469

		976,131

	India — 2.0%
5,606	HDFC Bank Ltd., ADR	341,573
7,297	Infosys Technologies Ltd.	191,608
21,354	Infosys Technologies Ltd., Sponsored ADR	568,657

		1,101,838

	Israel — 0.8%
9,908	Teva Pharmaceutical Industries Ltd., Sponsored ADR	446,355

	Italy — 2.2%
27,141	ENI SpA	525,510
39,764	Saipem SpA	707,520

		1,233,030

	Japan — 14.9%
100,000	Bank of Yokohama (The) Ltd.	428,752
9,900	Canon, Inc.	288,603
4,200	East Japan Railway Co.	218,964
6,900	FANUC Ltd.	471,939
427	Jupiter Telecommunications Co., Ltd.	285,245
68	KDDI Corp.	320,221
45,700	Mitsubishi UFJ Financial Group, Inc.	225,151
27,000	NGK Insulators Ltd.	422,296
2,900	Nintendo Co. Ltd.	848,342
43,500	Nomura Holdings, Inc.	220,676
79,000	Osaka Gas Co. Ltd.	247,297
8,700	Seven & I Holdings Co. Ltd.	192,070
15,300	Shin-Etsu Chemical Co. Ltd.	751,694
31,000	Shionogi & Co., Ltd.	534,339
109	Sony Financial Holdings, Inc.	293,973
34,200	Sumitomo Corp.	297,180

INTERNATIONAL CORE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Shares	Description	Value (†)
	Japan — continued
121,000	Sumitomo Trust & Banking Co. Ltd.	468,486
10,100	TERUMO Corp.	$375,172
24,400	THK Co., Ltd.	330,815
22,900	Toyota Motor Corp.	727,392
6,860	Yamada Denki Co., Ltd.	270,729

		8,219,336

	Korea — 2.0%
10,645	KB Financial Group, Inc., ADR(b)	258,141
4,119	Samsung Electronics Co. Ltd., GDR, (Registered), 144A	841,306

		1,099,447

	Luxembourg — 0.8%
11,720	Millicom International Cellular SA	434,109

	Mexico — 1.3%
13,657	America Movil SAB de CV, Series L, ADR	369,832
14,755	Wal-Mart de Mexico SA de CV, Series V, Sponsored ADR	344,529

		714,361

	Netherlands — 0.6%
20,475	Koninklijke (Royal) Philips Electronics NV, (NY Registered Shares)	304,463

	Norway — 1.2%
44,790	Renewable Energy Corp. A/S(b)	387,366
46,574	Subsea 7, Inc.(b)	297,841

		685,207

	Russia — 1.9%
45,337	Gazprom, Sponsored ADR	673,254
6,039	LUKOIL, Sponsored ADR	226,463
28,108	MMC Norilsk Nickel, ADR	168,648

		1,068,365

	Singapore — 1.2%
54,000	DBS Group Holdings Ltd.	301,047
103,000	Keppel Corp., Ltd.	340,297

		641,344

	South Africa — 0.6%
29,336	MTN Group Ltd.	325,497

	Spain — 3.4%
40,734	Banco Bilbao Vizcaya Argentaria SA	330,628
90,434	Banco Santander Central Hispano SA	623,522
24,752	Gamesa Corp. Tecnologica SA	317,481
29,187	Telefonica SA	582,027

		1,853,658

	Switzerland — 9.5%
24,347	ABB Ltd., (Registered)(b)	339,562
29,215	Credit Suisse Group, (Registered)	889,537
3,005	Lonza Group AG, (Registered)	296,899
31,675	Nestle SA, (Registered)	1,070,119
18,149	Nobel Biocare Holding AG, (Registered)	309,780
19,658	Novartis AG, (Registered)	743,732
9,159	Roche Holding AG	1,257,073
1,617	Syngenta AG, (Registered)	325,037

		5,231,739

	Taiwan — 0.8%
49,508	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	443,097

	United Kingdom — 13.2%
254,083	ARM Holdings PLC	372,375
39,557	Autonomy Corp. PLC(b)	738,513
27,715	BG Group PLC	418,065
33,121	BHP Billiton PLC	653,333
57,674	British Sky Broadcasting PLC	357,965
35,304	HSBC Holdings PLC	194,828
14,710	HSBC Holdings PLC, (Rights)(b)	27,596
156,834	ICAP PLC	682,975
101,316	Man Group PLC	317,502
89,078	Prudential PLC	431,843
7,343	Reckitt Benckiser Group PLC	275,507
92,073	Smith & Nephew PLC	573,102
56,730	Standard Chartered PLC	704,434
157,328	Tesco PLC	751,674
34,473	Vedanta Resources PLC	334,212
23,571	Vodafone Group PLC, Sponsored ADR	410,607

		7,244,531

	Total Common Stocks (Identified Cost $82,313,386)	53,880,445

Preferred Stocks — 0.5%
	Germany — 0.5%
9,846	Henkel AG & Co. KGaA (Identified Cost $339,788)	267,643

Principal Amount
Bonds and Notes — 0.1%
	China — 0.1%
$170,000	China Medical Technologies, Inc. 4.000%, 08/15/2013 (Identified Cost $87,921)	80,750

Short-Term Investments — 0.9%
473,189	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2009 at 0.000% to be repurchased at $473,189 on 4/01/2009, collateralized by $500,000 Federal National Mortgage Association, 5.500% due 7/14/2028 with a value of $486,800, including accrued interest(c) (Identified Cost $473,189)	473,189

	Total Investments — 99.5% (Identified Cost $83,214,284)(a)	54,702,027
	Other assets less liabilities—0.5%	265,799

	Net Assets — 100.0%	$54,967,826

INTERNATIONAL CORE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are “marked-to-market” daily utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2009, approximately 76% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and gain realized from passive foreign investment company.):

At March 31, 2009, the net unrealized depreciation on investments based on a cost of $83,214,284 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$420,091
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(28,932,347)

Net unrealized depreciation	$(28,512,256)

At December 31, 2008, the Fund had a capital loss carryforward of approximately $1,901,864 which expires on December 31, 2016. At December 31, 2008 post-October capital loss deferrals were $3,577,335. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of this security amounted to $841,306 or 1.5% of net assets.
ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

INTERNATIONAL CORE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Fair Value Measurements

In accordance with standards established by the Financial Accounting Standards Board, the Fund has categorized the inputs utilized in determining the value of its investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$13,062,291
Level 2 - Other Significant Observable Inputs	41,639,736
Level 3 - Significant Unobservable Inputs	—

Total	$54,702,027

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

Derivatives

Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which became effective on January 1, 2009. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Management has concluded that, since the Fund did not hold any derivative instruments during the three months ended March 31, 2009, no additional disclosures pursuant to FAS 161 are required at this time.

Net Asset Summary at March 31, 2009 (Unaudited)

Commercial Banks	11.4%
Oil, Gas & Consumable Fuels	8.6
Pharmaceuticals	7.1
Metals & Mining	5.6
Wireless Telecommunication Services	4.8
Software	4.6
Capital Markets	4.3
Food & Staples Retailing	3.7
Food Products	3.5
Electrical Equipment	3.4
Insurance	3.1
Semiconductors & Semiconductor Equipment	3.0
Machinery	2.9
Diversified Telecommunication Services	2.7
Chemicals	2.7
Health Care Equipment & Supplies	2.5
Electric Utilities	2.1
Automobiles	2.1
Other Investments, less than 2% each	20.5
Short-Term Investments	0.9

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

Currency Exposure at March 31, 2009 as a Percentage of Net Assets (Unaudited)

United States Dollar	26.6%
Euro	21.3
Japanese Yen	15.0
British Pound	12.0
Hong Kong Dollar	10.1
Swiss Franc	9.5
Australian Dollar	2.9
Canadian Dollar	2.4
Others, less than 2% each	4.9

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hansberger International Series

By:	/s/ David Giunta
Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Giunta
Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	May 26, 2009

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 26, 2009